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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth A. Gelman             New York, NY      March 8, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 119
                                        --------------------

Form 13F Information Table Value Total: 1,936,789
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        ----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

FORM 13F-HR
As of 12/31/2009

                                                                                                         Voting Authority
                                                           Value     Shares/   Sh/ Put/ Invstmt Other    -------------------
Name of Issuer                 Title of class CUSIP        (x$1000)  Prn Amt   Prn Call Dscretn Managers Sole      Shared None
---------------------          -------------- ------       ------    -----     --  ---  -----   -------  ------    -----  -----
7 Days Group Holdings Lt -ADR  COM            81783J101       10,406   833,850 SH       Defined   (1)       668400         165450
Alexander's Inc                COM            014752109        2,618     8,600 SH       Defined   (1)         4600           4000
ALTRIA GROUP INC.              COM            02209S103          986        50 SH       Sole                    50
AMERICAN ELECTRIC POWER CO INC COM            025537101        1,034    29,730 SH       Sole                    30
American Tower Corp            COM            029912201       64,367 1,489,639 SH       Defined   (1)       278678        1210961
American Water Works Co Inc    COM            030420103        1,497    66,800 SH       Defined   (1)        66800
AT&T                           COM            00206R102        2,131    76,025 SH       Sole                    76
AvalonBay Communities Inc      COM            053484101       93,326 1,136,599 SH       Defined   (1)       174232         962367
B&G FOODS INC                  COM            05508R106          205    22,285 SH       Sole                    22
Boston Properties Inc          COM            101121101      201,323 3,001,688 SH       Defined   (1)       510307        2491381
BP AMOCO PLC - SPONSORED ADR   COM            055622104          984    16,975 SH       Sole                    17
Brandywine Realty Trust        COM            105368203       52,848 4,635,800 SH       Defined   (1)       685250        3950550
BRISTOL-MYERS SQUIBB COMPANY   COM            110122108        1,031    40,825 SH       Sole                    41
BRITISH AMERICAN TOBACCO PLC   COM            110448107          970    15,000 SH       Sole                    15
Brookfield Properties Corp     COM            112900105       78,592 6,484,489 SH       Defined   (1)       973320        5511169
Camden Property Trust          COM            133131102       79,826 1,884,023 SH       Defined   (1)       310783        1573240
Canadian National Railway Co   COM            136375102          478     8,800 SH       Defined   (1)         8800
China Real Estate Inform - ADR COM            16948Q103        4,676   425,855 SH       Defined   (1)       198900         226955
COCA-COLA CO/THE               COM            191216100        1,170    20,525 SH       Sole                    21
Colonial Properties Trust      COM            195872106        2,330   198,642 SH       Defined   (1)                      198642
Crown Castle International Cor COM            228227104        1,575    40,350 SH       Defined   (1)        40350
DCT Industrial Trust Inc       COM            233153105          517   103,000 SH       Defined   (1)                      103000
Developers Diversified Realty  COM            251591103        3,446   372,100 SH       Defined   (1)       124200         247900
Douglas Emmett Inc             COM            25960P109       81,240 5,701,029 SH       Defined   (1)      1084452        4616577
Duke Realty Corp               COM            264411505       63,069 5,182,303 SH       Defined   (1)       848389        4333914
EastGroup Properties Inc       COM            277276101       52,333 1,367,112 SH       Defined   (1)       256802        1110310
Enbridge Inc                   COM            29250N105        2,826    61,090 SH       Defined   (1)        61090
Entertainment Properties Trust COM            29380T105          950    26,935 SH       Defined   (1)         1055          25880
EPR 5.75% Pfd Series C         PFD            29380T402          827    50,000 SH       Defined   (1)        50000
EPR 9% Pfd Series E            PFD            29380T600        8,700   349,800 SH       Defined   (1)       236900         112900
Equity Residential             COM            29476L107       48,326 1,430,620 SH       Defined   (1)        97120        1333500
Federal Realty Investment Trus COM            313747206       95,723 1,413,507 SH       Defined   (1)       216476        1197031
FelCor Lodging 8% Pfd Series A PFD            31430F200        1,336   122,900 SH       Defined   (1)       117800           5100
First Industrial Realty Trust  COM            32054K103        7,616 1,456,300 SH       Defined   (1)       811200         645100
Forest City Enterprises Inc    COM            345550107       30,646 2,601,510 SH       Defined   (1)       190211        2411299
FRANCE TELECOM SA              COM            35177Q105          958    37,975 SH       Sole                    38
FRONTIER COMMUNICATIONS CORP   COM            35906A108          497    63,700 SH       Sole                    64
GENERAL ELECTRIC COMPANY       COM            369604103        1,034    68,345 SH       Sole                    68

GLAXOSMITHKLINE PLC            COM            37733W105          987    23,350 SH       Sole                    23
Glimcher Realty Trust          COM            379302102        7,824 2,897,930 SH       Defined   (1)      1474030        1423900
HCP Inc                        COM            40414L109      113,278 3,709,175 SH       Defined   (1)       501170        3208005
Health Care REIT Inc           COM            42217K106       71,421 1,611,484 SH       Defined   (1)       254929        1356555
Hospitality Properties Trust   COM            44106M102        3,687   155,500 SH       Defined   (1)        71900          83600
Host Hotels & Resorts Inc      COM            44107P104       16,006 1,371,519 SH       Defined   (1)       605394         766124
Inland Real Estate Corp        COM            457461200        7,688   943,360 SH       Defined   (1)       284500         658860
ISHARES                        COM            464287507          484     6,680 SH       Sole                     7
ISHARES                        COM            464287465          831        15 SH       Sole                    15
ISHARES                        COM            464287622          926    15,100 SH       Sole                    15
ISHARES                        COM            464287879          970    16,610 SH       Sole                    17
ISHARES                        COM            464287887        1,042    18,240 SH       Sole                    18
ISHARES                        COM            464287408        1,227    23,145 SH       Sole                    23
ISHARES                        COM            464287309        1,386    23,900 SH       Sole                    24
ISHARES                        COM            464287200        1,474    13,183 SH       Sole                    13
Kilroy Realty Corp             COM            49427F108       74,442 2,427,182 SH       Defined   (1)       576923        1850259
Kimco Realty Corp              COM            49446R109       32,720 2,418,305 SH       Defined   (1)       105517        2312788
Kinder Morgan Management LLC   COM            49455U100          759    13,889 SH       Defined   (1)        13889
Kite Realty Group Trust        COM            49803T102        1,559   383,101 SH       Defined   (1)                      383101
Lexington Realty Trust         COM            529043101       20,678 3,400,947 SH       Defined   (1)      1651828        1749119
Lexington Rlty Trst Pref 6.50% PFD            529043309        1,036    30,500 SH       Defined   (1)        30500
LORILLARD INC                  COM            544147101        1,000    12,470 SH       Sole                    12
Macerich Co/The                COM            554382101        4,841   134,650 SH       Defined   (1)        26621         108029
MGM Mirage                     COM            552953101        1,885   206,700 SH       Defined   (1)        99000         107700
MIDCAP SPDR TR UNIT SFR 1      COM            595635103        2,045    15,520 SH       Sole                    16
Mission West Properties Inc    COM            605203108        4,037   561,449 SH       Defined   (1)       277100         284349
National Grid PLC              COM            636274300          943    17,344 SH       Defined   (1)        17344
National Health Investors Inc  COM            63633D104        9,806   265,090 SH       Defined   (1)       125600         139490
National Retail Properties Inc COM            637417106        1,058    49,855 SH       Defined   (1)         2415          47440
Northeast Utilities            COM            664397106        2,679   103,881 SH       Defined   (1)       103881
Retail Opportunity Investments COM            76131N101        3,150   311,600 SH       Defined   (1)                      311600
Pebblebrook Hotel Trust        COM            70509V100          979    44,500 SH       Defined   (1)        44500
PITNEY BOWES INC               COM            724479100          931    40,885 SH       Sole                    41
Public Storage                 COM            74460D109       80,476   988,037 SH       Defined   (1)       159243         828794
QWEST COMMUNICATIONS INTERNATI COM            749121109          546   129,700 SH       Sole                   130
Ramco-Gershenson Properties Tr COM            751452202          935    98,012 SH       Defined   (1)                       98012
Rayonier Inc                   COM            754907103       48,955 1,161,161 SH       Defined   (1)       182631         978530
ROYAL BANK SCOTLAND            PFD            780097788        1,944    15,000 SH       Sole                   150
ROYAL DUTCH SHELL PLC-ADR      COM            780259206          960    15,965 SH       Sole                    16
Simon Property Group Inc       COM            828806109      318,131 3,986,601 SH       Defined   (1)       665865        3320736
SL Green Realty Corp           COM            78440X101       62,038 1,234,841 SH       Defined   (1)       208536        1026305
SOUTHERN UNION CO              COM            844030106        1,329    58,560 SH       Sole                    59
SPDR TRUST SERIES I            COM            78462F103        1,744    15,653 SH       Sole                    16
Spectra Energy Corp            COM            847560109        2,558   124,700 SH       Defined   (1)       124700
SPG 6% Pfd Series I            PFD            828806802        3,488    51,300 SH       Defined   (1)        28900          22400
Starwood Hotels & Resorts Worl COM            85590A401       55,699 1,523,090 SH       Defined   (1)       179012        1344078
Starwood Property Trust        COM            85571B105       31,503 1,667,690 SH       Defined   (1)       113263        1554427

STRATEGIC HOTEL                PFD            86272T205          506    37,154 SH       Sole                    37
Taubman Centers Inc            COM            876664103      132,292 3,683,992 SH       Defined   (1)       675696        3008296
TransCanada Corp               COM            89353D107        3,652   106,100 SH       Defined   (1)       106100
UDR Inc                        COM            902653104        2,750   167,300 SH       Defined   (1)        97100          70200
US STEEL CORP                  COM            912909108        1,086    19,700 SH       Sole                    20
U-Store-It Trust               COM            91274F104        2,762   377,260 SH       Defined   (1)       377260
VERIZON COMMUNICATIONS INC     COM            92343V104        2,049    61,848 SH       Sole                    62
VODAFONE GROUP PLC             COM            92857W209          997    43,180 SH       Sole                    43
Vornado Realty Trust           COM            929042109        5,162    73,813 SH       Defined   (1)        60362          13451
Weingarten Realty Investors    COM            948741103       55,265 2,792,584 SH       Defined   (1)       480754        2311830
WINDSTREAM CORP                COM            97381W104          700    63,700 SH       Sole                    64
XCEL ENERGY INC                COM            98389B100        1,030    48,540 SH       Sole                    49

REPORT SUMMARY                       97       DATA RECORDS 2,214,753             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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